CURRENT AND DEFERRED TAXES (Details 7) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Tax expense using the legal rate	[1]	$ 95,425	$ 65,449	$ (89,472)
Tax effect by change in tax rate	[1]	897
Tax effect of rates in other jurisdictions		42,326	16,333	(21,803)
Tax effect of non-taxable operating revenues		(44,593)	(62,419)	(106,381)
Tax effect of disallowable expenses		35,481	132,469	38,677
Tax effect of the use of tax losses not previously recognized		211
Other increases (decreases) in legal tax charge		43,757	11,372	596
Total adjustments to tax expense using the legal rate		78,079	97,755	(88,911)
Tax expense using the effective rate		$ 173,504	$ 163,204	$ (178,383)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax expense using the legal rate, percent	[1]	25.50%	24.00%	22.50%
Tax effect by change in tax rate, percent	[1]	0.24%
Tax effect of rates in other jurisdictions, percent		11.31%	5.99%	5.48%
Tax effect of non-taxable operating revenues, percent		(11.92%)	(22.89%)	26.75%
Tax effect of disallowable expenses, percent		9.48%	48.58%	(9.73%)
Tax effect of the use of tax losses not previously recognized, percent		0.06%
Other increases (decreases) in legal tax charge, percent		11.69%	4.17%	(0.15%)
Total adjustments to tax expense using the legal rate, percent		20.86%	35.85%	22.35%
Tax expense using the effective rate, percent		46.36%	59.85%	44.85%

[1]	On September 29, 2014, Law No. 20,780 "Amendment to the system of income taxation and introduces various adjustments in the tax system." was published in the Official Journal of the Republic of Chile. Within major tax reforms that this law contains, the First-Category Tax rate is gradually modified from 2014 to 2018 and should be declared and paid in tax year 2015.